Income Taxes - Effective Tax Rate (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Taxes
Effective tax rate (as a percent)	38.43%	37.71%	37.54%	37.71%	37.71%	37.06%